Significant capital and funding transactions - Additional Information (Detail) $ / shares in Units, $ / shares in Units, shares in Thousands, $ in Millions, $ in Millions							3 Months Ended	6 Months Ended
	Apr. 29, 2026 CAD ($)	Jan. 30, 2026 USD ($) $ / shares	Jan. 27, 2026 USD ($)	Jan. 24, 2026 $ / shares shares	Dec. 08, 2025 $ / shares shares	Nov. 24, 2025 $ / shares shares	Apr. 30, 2026 CAD ($)	Apr. 30, 2026 CAD ($)	Apr. 30, 2025 CAD ($)
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Issue of preferred shares and other equity instruments							$ 0	$ 1,351	$ 1,386
Repayments of subordinated liabilities								$ 2,035	$ 1,500
Subordinated debentures [member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Proceeds from issuance of subordinated debentures	$ 1,750
Borrowings, maturity	May 5, 2036
Borrowings interest rate	4.14%
Earliest par value redemption date	May 05, 2031
Borrowings, interest rate basis	Daily Compounded Canadian Overnight Repo Rate Average plus 1.23%
Borrowings, adjustment to interest rate basis	1.23%
January 27, 2026 [member] | Subordinated debentures [member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Borrowings interest rate			4.65%
Repayments of subordinated liabilities			$ 1,500
Limited Recourse Capital Notes Series Eight [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Equity instrument conversion floor price | $ / shares		$ 5
Debt instrument variable interest rate spread		2.45%
Debt instrument fixed interest rate		6.50%
Issue of preferred shares and other equity instruments		$ 1,000
Limited Recourse Capital Notes Series Eight [Member] | Fixed interest rate [member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Borrowings, maturity		May 24, 2033
Limited Recourse Capital Notes Series Eight [Member] | U S Treasury Rate [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Borrowings, maturity		May 24, 2086
Series CA Preferred Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Preferred shares issued price per share | $ / shares		$ 1,000
Proceeds from issuing shares		$ 1,000
Limited Recourse Capital Notes Series Two [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Percentage of principal amount				100.00%
Number of shares redeemed during period | shares				1,250,000
Series BR Non Cumulative Five Year Fixed Rate Reset First Preferred Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Redemption price per share | $ / shares				$ 1,000
Number of shares redeemed during period | shares				1,250
Series BF On Non Cumulative Reset Five Year Rate First Preference Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Redemption price per share | $ / shares						$ 25
Number of shares redeemed during period | shares						12,000
Series BI Non Cumulative Fixed Rate First Preferred Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Redemption price per share | $ / shares					$ 25
Number of shares redeemed during period | shares					6,000
Series BH Non Cumulative Fixed Rate First Preferred Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Number of shares redeemed during period | shares					6,000